Results of Quarterly Operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Results of Quarterly Operations [Abstract]
Home sales revenues	$ 90,735	$ 63,631	$ 41,494	$ 41,291	$ 24,717	$ 25,213	$ 25,027	$ 26,204	$ 19,586	$ 217,734	$ 107,502	$ 171,133	$ 96,030
Gross margin	19,839	15,064	9,546	10,654	6,218	4,955	4,992	6,315	4,320	51,367	26,418	41,482	20,582
Income before income taxes	6,697	4,736	3,784	6,526	3,027	1,070	1,776	3,251	1,342	19,943	13,338	18,073	7,439
Net income	$ 4,127	$ 3,050	$ 2,438	$ 3,915	$ 2,976	$ 1,263	$ 814	$ 2,715	$ 1,346	$ 12,834	$ 9,329	$ 12,379	$ 6,138
Basic and diluted EPS	$ 0.19	$ 0.18	$ 0.14	$ 0.32	$ 0.60					$ 0.68	$ 0.81	$ 0.95